CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	₪ 0.1	₪ 0.1
Ordinary shares, shares authorized	50,000,000	50,000,000
Common Stock, Shares, Issued	23,129,469	23,126,804
Ordinary shares, shares outstanding	23,129,469	23,126,804